Stock-Based Compensation (Details) - Schedule of stock options	6 Months Ended
Jan. 31, 2023 USD ($) $ / shares shares
Schedule of Stock Options [Abstract]
Options, Outstanding Beginning Balance | shares	9,130,000
Weighted average exercise price, Outstanding Beginning Balance	$ 0.17
Weighted average remaining contractual term (years), Outstanding Beginning Balance	2 years 4 months 20 days
Options, Granted | shares
Weighted average exercise price, Granted
Weighted average remaining contractual term (years), Granted
Options, Exercised | shares
Weighted average exercise price, Exercised
Weighted average remaining contractual term (years) Exercised
Options, Forfeited and cancelled | shares	(1,355,000)
Weighted average exercise price, Forfeited and cancelled	$ 0.35
Weighted average remaining contractual term (years) Forfeited and cancelled
Options, Outstanding Ending Balance | $	$ 7,775,000
Weighted average exercise price, Outstanding Ending Balance	$ 0.12
Weighted average remaining contractual term (years), Outstanding Ending Balance	2 years 2 months 26 days
Options, Exercisable | shares	6,756,246
Weighted average exercise price, Exercisable	$ 0.13
Weighted average remaining contractual term (years), Exercisable	2 years 1 month 24 days